PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at the close of each period is detailed as follows:

Property, plant and equipment, gross	12.31.2023	12.31.2022
	ThCh$	ThCh$
Construction in progress	96,126,388	49,169,567
Land	115,737,432	104,906,878
Buildings	356,340,587	337,689,681
Plant and equipment	709,047,901	693,153,093
Information technology equipment	35,069,078	34,992,575
Fixed installations and accessories	43,914,423	69,798,556
Vehicles	81,294,395	75,759,020
Leasehold improvements	420,586	362,243
Rights of use	100,265,151	73,946,435
Other properties, plant and equipment (1)	425,204,655	448,561,681
Total Property, plant and equipment, gross	1,963,420,596	1,888,339,729

Accumulated depreciation of Property, plant and equipment	12.31.2023	12.31.2022
	ThCh$	ThCh$
Buildings	(130,708,389)	(117,237,092)
Plant and equipment	(494,072,229)	(499,070,234)
Information technology equipment	(25,646,570)	(27,257,028)
Fixed installations and accessories	(28,383,356)	(44,057,493)
Vehicles	(48,042,781)	(44,600,066)
Leasehold improvements	(351,552)	(282,057)
Rights of use	(66,973,796)	(53,350,442)
Other properties, plant and equipment (1)	(296,853,112)	(304,264,058)
Total accumulated depreciation	(1,091,031,785)	(1,090,118,470)
Total Property, plant and equipment, net	872,388,811	798,221,259
(1)	The net balance of each of these categories is presented below:

Other Property, plant and equipment, net	12.31.2023	12.31.2022
	ThCh$	ThCh$
Bottles	43,683,655	46,351,209
Marketing and promotional assets (market assets)	72,164,433	70,149,875
Other Property, plant and equipment	12,503,455	27,796,539
Total	128,351,543	144,297,623

11.1     Movements

Movements in Property, plant and equipment are detailed as follows:

						Fixed
						facilities
					IT	and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,		Rights-of-use,	and equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2023	49,169,567	104,906,878	220,452,589	194,082,859	7,735,547	25,741,063	31,158,954	80,186	144,297,623	20,595,993	798,221,259
Additions	100,905,107	11,316,009	1,266,472	37,341,985	1,081,074	6,248	3,804,000	22,935	41,756,709	—	197,500,539
Right-of use additions	—	—	—	—	—	—	—	—	—	25,119,021	25,119,021
Disposals	—	—	(6,707)	(292,766)	(1,365)	—	(42,333)	—	(1,431,798)	(174,444)	(1,949,413)
Transfers between items of Property, plant and equipment	(57,285,699)	—	9,985,619	21,285,201	2,279,728	2,148,709	2,511,373	—	18,399,131	675,938	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(9,175,999)	(29,999,476)	(3,048,237)	(1,903,192)	(5,692,021)	(46,176)	(46,855,960)	—	(96,721,061)
Amortization	—	—	—	—	—	—	—	—	—	(11,005,033)	(11,005,033)
Increase (decrease) due to foreign currency translation differences	95,202	(485,959)	(4,295,531)	(2,173,388)	311,883	(3,243,921)	898,032	4,474	(16,326,501)	56,926	(25,158,783)
Other increase (decrease) (2)	3,242,211	504	7,405,755	(5,268,743)	1,063,878	(7,217,840)	613,609	7,615	(11,487,661)	(1,977,046)	(13,617,718)
Total movements	46,956,821	10,830,554	5,179,609	20,892,813	1,686,961	(10,209,996)	2,092,660	(11,152)	(15,946,080)	12,695,362	74,167,552
Ending balance al 12.31.2023	96,126,388	115,737,432	225,632,198	214,975,672	9,422,508	15,531,067	33,251,614	69,034	128,351,543	33,291,355	872,388,811
(1)	Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	16,246,384	(6,883,481)	9,362,903
Plant and Equipment	52,431,352	(35,679,624)	16,751,728
IT equipment	1,155,261	(1,030,250)	125,011
Motor vehicles	22,051,973	(15,132,557)	6,919,416
Others	8,380,181	(8,247,884)	132,297
Total	100,265,151	(66,973,796)	33,291,355

Lease liabilities interest expenses at the closing of the period reached ThCh$ 2,616,945

(2)	Corresponds mainly to the effect of adopting IAS 29 in Argentina.

						Fixed
				Plant and	IT	facilities and		Leasehold			Property, plant
	Construction			equipment,	equipment,	accessories,		improvements,		Rights-of-use,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2022	56,280,594	101,286,107	203,343,125	169,651,555	5,613,217	23,099,121	19,184,600	113,289	114,153,544	23,653,975	716,379,127
Additions	75,269,957	—	867,990	21,280,010	922,233	74,995	636,420	10,275	68,730,337	—	167,792,217
Right-of use additions	—	—	—	—	—	—	—	—	—	5,883,061	5,883,061
Disposals	(32,456)	—	(16,174)	(538,429)	(15,105)	—	(4,522)	—	(2,249,837)	(67,398)	(2,923,921)
Transfers between items of Property, plant and equipment	(84,598,804)	159,232	10,014,587	33,485,897	3,487,406	3,384,472	16,037,695	51,403	17,940,342	37,770	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(8,477,029)	(35,372,214)	(2,641,086)	(3,365,827)	(5,524,208)	(68,741)	(49,526,391)	—	(104,975,496)
Amortization	—	—	—	—	—	—	—	—	—	(9,993,249)	(9,993,249)
Increase (decrease) due to foreign currency translation differences	4,263,117	3,461,539	11,105,445	7,324,221	43,790	1,282,713	852,241	10,324	6,450,271	1,235,657	36,029,318
Other increase (decrease) (2)	(2,012,841)	—	3,614,645	(1,748,181)	325,092	1,265,589	(23,272)	(36,364)	(11,200,643)	(153,823)	(9,969,798)
Total movements	(7,111,027)	3,620,771	17,109,464	24,431,304	2,122,330	2,641,942	11,974,354	(33,103)	30,144,079	(3,057,982)	81,842,132
Ending balance al 12.31.2022	49,169,567	104,906,878	220,452,589	194,082,859	7,735,547	25,741,063	31,158,954	80,186	144,297,623	20,595,993	798,221,259
(1)	Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	6,694,251	(3,452,700)	3,241,551
Plant and Equipment	47,377,683	(33,624,676)	13,753,007
IT Equipment	1,214,851	(1,081,741)	133,110
Motor vehicles	9,395,320	(6,066,615)	3,328,705
Others	9,264,330	(9,124,710)	139,620
Total	73,946,435	(53,350,442)	20,595,993

Lease liabilities interest expenses at the closing of the period reached ThCh$ 2,092,868.

(2)	Corresponds mainly to the effect of adopting IAS 29 in Argentina.

						Fixed facilities
				Plant and	IT	and		Leasehold			Property, plant
	Construction			equipment,	Equipment,	accessories,		improvements,		Rights-of-use,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Other,	net(1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2021	34,194,083	94,321,726	180,916,878	145,790,203	4,878,307	17,647,892	16,410,784	59,142	90,020,253	21,337,277	605,576,545
Additions	61,100,226	—	3,708,881	19,025,057	1,428,080	12,068	171,420	8,738	47,426,736	—	132,881,206
Right-of use additions	—	—	—	—	—	—	—	—	—	9,070,997	9,070,997
Disposals	(74,476)	—	(276,312)	(277,845)	(3,896)	(11)	(9,573)	—	(3,156,795)	—	(3,798,908)
Transfers between items of Property, plant and equipment	(39,845,790)	—	4,370,826	21,182,049	751,603	606,279	4,771,885	88,345	8,074,803	—	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(7,862,888)	(32,058,439)	(2,219,235)	(3,700,948)	(4,054,092)	(51,774)	(43,651,397)	—	(93,598,773)
Amortization	—	—	—	—	—	—	—	—	—	(8,386,063)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	6,513,216	6,964,382	21,941,520	23,364,406	658,167	3,080,061	2,264,353	8,840	16,399,966	1,759,346	82,954,257
Other increase (decrease) (2)	(5,606,665)	(1)	544,220	(7,373,876)	120,191	5,453,780	(370,177)	(2)	(960,022)	(127,582)	(8,320,134)
Total movements	22,086,511	6,964,381	22,426,247	23,861,352	734,910	5,451,229	2,773,816	54,147	24,133,291	2,316,698	110,802,582
Ending balance at 12.31. 2021	56,280,594	101,286,107	203,343,125	169,651,555	5,613,217	23,099,121	19,184,600	113,289	114,153,544	23,653,975	716,379,127
(1) Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	4,042,921	(2,140,590)	1,902,331
Plant and Equipment	43,450,544	(27,325,328)	16,125,216
IT Equipment	997,458	(750,993)	246,465
Motor vehicles	12,171,762	(7,065,299)	5,106,463
Others	8,954,143	(8,680,643)	273,500
Total	69,616,828	(45,962,853)	23,653,975

Lease liabilities interest expense for the year ended December 31, 2021reached CLP 1,816,506 thousand.

(2) Corresponds mainly to the effect of adopting IAS 29 in Argentina.